Post-Employment Benefit Obligations (Details) - Schedule of principal actuarial assumptions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Principal Actuarial Assumptions [Abstract]
Discount rate (expense)	2.75%	2.50%
Discount rate (year end disclosures)	5.00%	2.75%
Future salary increases (salaried plan only)	5.00%	5.00%